Short-term Debt (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 16, 2022	Aug. 16, 2022	May 16, 2022
Affiliated Entity [Member]
Short-term Debt [Line Items]
Interest Expense, Debt	$ 3	$ 0	$ 1
Intercompany Liquidity Facilities
Short-term Debt [Line Items]
Debt instrument, face value				$ 125	$ 125	$ 125
Debt instrument, stated interest rate				5.4504%	4.0466%	2.5363%